UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2014

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	104,950	$4,531,741

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	624,620	28,314,025

Media - 2.9%
Walt Disney Co.	598,100	56,335,039

Multiline Retail - 1.5%
Target Corp.	386,430	29,333,901

Specialty Retail - 3.6%
Best Buy Co. Inc.	258,520	10,077,109
Home Depot Inc.	457,810	48,056,316
Pier 1 Imports Inc.	751,352	11,570,821

Total Specialty Retail		69,704,246

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	304,890	11,451,668

TOTAL CONSUMER DISCRETIONARY		199,670,620

CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Unilever PLC	921,750	37,442,188	(a)

ENERGY - 12.1%
Energy Equipment & Services - 1.8%
Ensco PLC, Class A Shares	359,790	10,775,710
Halliburton Co.	612,390	24,085,299

Total Energy Equipment & Services		34,861,009

Oil, Gas & Consumable Fuels - 10.3%
California Resources Corp.	110,306	607,786	*
Chevron Corp.	495,370	55,570,607
Devon Energy Corp.	529,030	32,381,926
Exxon Mobil Corp.	319,256	29,515,217
Hess Corp.	289,700	21,385,654
Marathon Oil Corp.	515,860	14,593,679
Newfield Exploration Co.	222,730	6,040,438	*
Occidental Petroleum Corp.	275,760	22,229,014
Royal Dutch Shell PLC, ADR, Class B Shares	280,980	19,544,969

Total Oil, Gas & Consumable Fuels		201,869,290

TOTAL ENERGY		236,730,299

FINANCIALS - 32.2%
Banks - 12.3%
Citigroup Inc.	1,240,930	67,146,722
First Republic Bank	418,250	21,799,190
JPMorgan Chase & Co.	1,000,280	62,597,523
KeyCorp	1,764,660	24,528,774
Regions Financial Corp.	2,841,634	30,007,655
U.S. Bancorp	781,860	35,144,607

Total Banks		241,224,471

Capital Markets - 9.1%
BlackRock Inc.	102,370	36,603,417
Franklin Resources Inc.	450,180	24,926,467
Goldman Sachs Group Inc.	243,590	47,215,050
Greenhill & Co. Inc.	306,640	13,369,504
State Street Corp.	718,792	56,425,172

Total Capital Markets		178,539,610

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Consumer Finance - 1.3%
Synchrony Financial	833,880	$24,807,930	*

Insurance - 5.9%
Allied World Assurance Co. Holdings AG	1,170,674	44,391,958
Axis Capital Holdings Ltd.	743,990	38,010,449
Chubb Corp.	310,430	32,120,192

Total Insurance		114,522,599

Real Estate Investment Trusts (REITs) - 2.5%
Pebblebrook Hotel Trust	568,735	25,951,378
Weyerhaeuser Co.	617,482	22,161,429

Total Real Estate Investment Trusts (REITs)		48,112,807

Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc.	147,670	22,140,163

TOTAL FINANCIALS		629,347,580

HEALTH CARE - 10.5%
Pharmaceuticals - 10.5%
GlaxoSmithKline PLC, ADR	390,370	16,684,414
Johnson & Johnson	533,580	55,796,461
Merck & Co. Inc.	985,680	55,976,767
Novartis AG, ADR	619,110	57,366,732
Teva Pharmaceutical Industries Ltd., ADR	327,790	18,851,203

TOTAL HEALTH CARE		204,675,577

INDUSTRIALS - 11.9%
Aerospace & Defense - 6.0%
Boeing Co.	377,030	49,006,359
Honeywell International Inc.	357,810	35,752,375
Raytheon Co.	301,980	32,665,177

Total Aerospace & Defense		117,423,911

Airlines - 0.5%
Alaska Air Group Inc.	156,840	9,372,758

Construction & Engineering - 0.3%
EMCOR Group Inc.	145,642	6,479,613

Industrial Conglomerates - 1.9%
General Electric Co.	1,301,100	32,878,797
McDermott International Inc.	1,338,560	3,895,210	*

Total Industrial Conglomerates		36,774,007

Machinery - 3.2%
Allison Transmission Holdings Inc.	615,310	20,859,009
Joy Global Inc.	347,900	16,184,308
Stanley Black & Decker Inc.	275,900	26,508,472

Total Machinery		63,551,789

TOTAL INDUSTRIALS		233,602,078

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 3.2%
Cisco Systems Inc.	1,230,890	34,237,205
Plantronics Inc.	127,080	6,737,782
Telefonaktiebolaget LM Ericsson, ADR	1,774,180	21,467,578

Total Communications Equipment		62,442,565

Internet Software & Services - 2.4%
eBay Inc.	342,300	19,209,876	*
Yahoo! Inc.	552,820	27,922,938	*

Total Internet Software & Services		47,132,814

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials Inc.		802,710	$20,003,533
KLA-Tencor Corp.		284,180	19,983,538
Teradyne Inc.		1,140,510	22,570,693
Texas Instruments Inc.		484,130	25,884,010
Veeco Instruments Inc.		393,470	13,724,234	*

Total Semiconductors & Semiconductor Equipment			102,166,008

Software - 1.0%
Symantec Corp.		727,240	18,657,342

Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.		297,800	32,871,164
Samsung Electronics Co., Ltd., GDR		33,300	20,013,493	(a)

Total Technology Hardware, Storage & Peripherals			52,884,657

TOTAL INFORMATION TECHNOLOGY			283,283,386

MATERIALS - 3.3%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.		313,590	23,186,845

Metals & Mining - 2.1%
BHP Billiton Ltd., ADR		306,120	14,485,598
Nucor Corp.		550,820	27,017,721

Total Metals & Mining			41,503,319

TOTAL MATERIALS			64,690,164

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.1%
AT&T Inc.		660,070	22,171,751

Wireless Telecommunication Services - 2.0%
Vodafone Group PLC, Sponsored ADR		1,131,601	38,666,806

TOTAL TELECOMMUNICATION SERVICES			60,838,557

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,246,842,136)			1,950,280,449

	RATE
SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $197,127)	0.060%	197,127	197,127

TOTAL INVESTMENTS - 99.7% (Cost - $1,247,039,263#)			1,950,477,576
Other Assets in Excess of Liabilities - 0.3%			6,486,950

TOTAL NET ASSETS - 100.0%			$1,956,964,526

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:
Consumer staples	—	$37,442,188	—	$37,442,188
Information technology	$263,269,893	20,013,493	—	283,283,386
Other common stocks	1,629,554,875	—	—	1,629,554,875

Total long-term investments	$1,892,824,768	$57,455,681		$1,950,280,449

Short-term investments†	$197,127	—	—	$197,127

Total investments	$1,893,021,895	$57,455,681	—	$1,950,477,576

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $57,455,681 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$740,844,222
Gross unrealized depreciation	(37,405,909)

Net unrealized appreciation	$703,438,313

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015